S000075203 [Member] Annual Fund Operating Expenses - iShares U.S. Long Credit Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2036
iShares U.S. Long Credit Bond Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%	[1]
Component2 Other Expenses		[2]
Other Expenses (as a percentage of Assets):	0.06%	[1],[2]
Expenses (as a percentage of Assets)	0.12%
Fee Waiver or Reimbursement	(0.12%)	[1],[2]
Net Expenses (as a percentage of Assets)		[1],[2]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 53, BlackRock Fund Advisors (“BFA”), the Fund’s investment manager, and BAL, the Fund’s administrator, have contractually agreed to waive their management fee and administration fee, as applicable, through June 30, 2036. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund, as applicable, for Independent Expenses through June 30, 2036 or such later date as BAL and BFA may determine. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.